Average Annual Total Returns - LVIP BlackRock Global Allocation Managed Risk Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) Since Inception	BlackRock Global Allocation Composite (reflects no deductions for fees, expenses or taxes) 1 year		BlackRock Global Allocation Composite (reflects no deductions for fees, expenses or taxes) 5 years		BlackRock Global Allocation Composite (reflects no deductions for fees, expenses or taxes) Since Inception
Total	10.81%	6.90%	4.77%	May 01, 2013	10.42%	6.52%	4.40%	May 01, 2013	18.40%	15.22%	14.09%	14.11%	[1]	9.67%	[1]	7.63%	[1]

[1]	The BlackRock Global Allocation Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 36% S&P 500® Index , 24% FTSE World (Ex US) Index, 24% ICE Bank of America 5-year U.S. Treasury Bond Index and 16% FTSE Non-U.S. Dollar World Government Bond Index. The BlackRock Global Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the BlackRock Global Allocation Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.